Per Share Amounts	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Per Share Amounts

NOTE 19. PER SHARE AMOUNTS

The following tables reconcile the net loss and weighted average shares outstanding used in computing basic and diluted loss per share:

	2017	2016
Net loss – basic and diluted	$(132,036)	$(155,555)

(Stated in thousands)	2017	2016
Weighted average shares outstanding – basic	293,239	293,133
Effect of stock options and other equity compensation plans	—	—
Weighted average shares outstanding – diluted	293,239	293,133